6. EXPLORATION AND EVALUATION ASSETS: Schedule of Morrison Claims Exploration and Evaluation Assets (Tables)	12 Months Ended
Jan. 31, 2018
Tables/Schedules
Schedule of Morrison Claims Exploration and Evaluation Assets

Morrison claims, Canada	2018	2017	2016

Balance, beginning of year	$ 24,821,100	$ 24,585,706	$ 24,332,871

Exploration and evaluation costs
Additions
Assays	7,000	-	-
Supplies and general	-	-	1,200
Staking and recording	369	4,031	3,505
Environmental
Assays	-	-	-
Geological and geophysical	-	-	47,555
Sub-contracts and labour	8,720	30,029	42,371
Supplies and general	-	7,878	-
Travel	842	5,586	1,817
Metallurgical
Assays	-	184	703
Scoping/Feasibility study
Geological and geophysical	-	86,643	-
Sub-contracts and labour	18,088	45,043	59,684
Sub-contracts and labour - related parties	8,000	56,000	96,000

Total Exploration and evaluation costs for the year	$ 43,019	$ 235,394	$ 252,835

Balance, end of year	$ 24,864,119	$ 24,821,100	$ 24,585,706